Supplemental Condensed Consolidating Financial Information (Condensed Consolidating Balance Sheet) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Nov. 01, 2011	Nov. 01, 2011 Predecessor	Jun. 30, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor	Dec. 31, 2008 Predecessor	Jun. 30, 2012 Emdeon Inc.	Dec. 31, 2011 Emdeon Inc.	Nov. 01, 2011 Emdeon Inc.	Nov. 01, 2011 Emdeon Inc. Predecessor	Jun. 30, 2011 Emdeon Inc. Predecessor	Dec. 31, 2010 Emdeon Inc. Predecessor	Dec. 31, 2009 Emdeon Inc. Predecessor	Dec. 31, 2008 Emdeon Inc. Predecessor	Jun. 30, 2012 Guarantor Subsidiaries	Dec. 31, 2011 Guarantor Subsidiaries	Nov. 01, 2011 Guarantor Subsidiaries	Nov. 01, 2011 Guarantor Subsidiaries Predecessor	Jun. 30, 2011 Guarantor Subsidiaries Predecessor	Dec. 31, 2010 Guarantor Subsidiaries Predecessor	Dec. 31, 2009 Guarantor Subsidiaries Predecessor	Dec. 31, 2008 Guarantor Subsidiaries Predecessor	Jun. 30, 2012 Consolidating Adjustments	Dec. 31, 2011 Consolidating Adjustments	Dec. 31, 2010 Consolidating Adjustments Predecessor	Jun. 30, 2012 Consolidated	Dec. 31, 2011 Consolidated	Nov. 01, 2011 Consolidated	Nov. 01, 2011 Consolidated Predecessor	Jun. 30, 2011 Consolidated Predecessor	Dec. 31, 2010 Consolidated Predecessor	Dec. 31, 2009 Consolidated Predecessor	Dec. 31, 2008 Consolidated Predecessor
Current assets:
Cash and cash equivalents	$ 52,388	$ 37,925	$ 206,376	$ 206,376	$ 122,460	$ 99,188	$ 211,999	$ 71,478	$ 47	$ 572	$ 28,901	$ 28,901	$ 35,430	$ 39,980	$ 131,741	$ 3	$ 52,341	$ 37,353	$ 177,475	$ 177,475	$ 87,030	$ 59,208	$ 80,258	$ 71,475				$ 52,388	$ 37,925	$ 206,376	$ 206,376	$ 122,460	$ 99,188	$ 211,999	$ 71,478
Accounts receivable, net of allowance for doubtful accounts	192,036	188,960				174,191											192,036	188,960				174,191						192,036	188,960				174,191
Deferred income tax assets	5,088	5,862				7,913											5,088	5,862				7,913						5,088	5,862				7,913
Prepaid expenses and other current assets	20,994	16,926				25,020			3,870	2,072				986			17,124	14,854				24,034						20,994	16,926				25,020
Total current assets	270,506	249,673				306,312			3,917	2,644				40,966			266,589	247,029				265,346						270,506	249,673				306,312
Property and equipment, net	276,809	277,768				231,307			5	8				9			276,804	277,760				231,298						276,809	277,768				231,307
Due from affiliates																	59,717	55,471				713			(59,717)	(55,471)	(713)
Investment in consolidated subsidiaries									1,911,811	1,941,142				961,270											(1,911,811)	(1,941,142)	(961,270)
Goodwill	1,482,878	1,443,574		925,564		908,310	703,027										1,482,878	1,443,574				908,310						1,482,878	1,443,574				908,310
Intangible assets, net	1,786,498	1,821,897				1,035,886			156,000	160,500							1,630,498	1,661,397				1,035,886						1,786,498	1,821,897				1,035,886
Other assets, net	31,791	39,403				9,750			8,902	9,256				3,000			22,889	30,147				6,750						31,791	39,403				9,750
Total assets	3,848,482	3,832,315				2,491,565			2,080,635	2,113,550				1,005,245			3,739,375	3,715,378				2,448,303			(1,971,528)	(1,996,613)	(961,983)	3,848,482	3,832,315				2,491,565
Current liabilities:
Accounts payable	11,608	8,827				4,732											11,608	8,827				4,732						11,608	8,827				4,732
Accrued expenses	136,569	132,096				112,245			44,237	19,283				4,549			92,332	112,813				107,696						136,569	132,096				112,245
Deferred revenues	8,664	5,561				12,130											8,664	5,561				12,130						8,664	5,561				12,130
Current portion of long-term debt	16,805	16,034				12,494			4,075	4,074				4,423			12,730	11,960				8,071						16,805	16,034				12,494
Total current liabilities	173,646	162,518				141,601			48,312	23,357				8,972			125,334	139,161				132,629						173,646	162,518				141,601
Due to affiliates									59,717	55,471				713											(59,717)	(55,471)	(713)
Long-term debt, excluding current portion	2,007,047	1,945,074				933,749			782,342	781,575				35,900			1,224,705	1,163,499				897,849						2,007,047	1,945,074				933,749
Deferred income tax liabilities	481,880	502,044				200,357			6,848	31,881				29,602			475,032	470,163				170,755						481,880	502,044				200,357
Tax receivable agreement obligations to related parties	129,823	117,477				138,533			129,823	117,477				138,533														129,823	117,477				138,533
Other long-term liabilities	3,649	1,413				22,037			1,156								2,493	1,413				22,037						3,649	1,413				22,037
Commitments and contingencies
Emdeon Inc. equity		1,103,789				791,525								791,525								1,225,033					(1,225,033)						791,525
Noncontrolling interest						263,763																					263,763						263,763
Equity	1,052,437	1,103,789			1,086,109	1,055,288	979,869	878,153	1,052,437	1,103,789				791,525			1,911,811	1,941,142				1,225,033			(1,911,811)	(1,941,142)	(961,270)	1,052,437	1,103,789				1,055,288
Total liabilities and equity	$ 3,848,482	$ 3,832,315				$ 2,491,565			$ 2,080,635	$ 2,113,550				$ 1,005,245			$ 3,739,375	$ 3,715,378				$ 2,448,303			$ (1,971,528)	$ (1,996,613)	$ (961,983)	$ 3,848,482	$ 3,832,315				$ 2,491,565